Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0001050140
Registrant Name	DESCARTES SYSTEMS GROUP INC
Form Type	F-10
Submission Type	F-10EF
Fee Exhibit Type	EX-FILING FEES